Andrew S. Williamson (415) 693-2199 dwilliamson@cooley.com	Via Edgar

November 20, 2013

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

RE: TRINET GROUP, INC.

Ladies and Gentlemen:

On behalf of TriNet Group, Inc. (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended, the Company’s Registration Statement on Form S-1 for the initial public offering of shares of the Company’s Common Stock (the “Registration Statement”), together with copies of the exhibits being filed at this time.

Prior to the filing of the Registration Statement, the Company sought a determination from the Office of the Chief Accountant of the Securities and Exchange Commission (the “OCA”) that it would not object to the Company’s net reporting presentation under ASC 605-45, Principal Agent Considerations. The issue was addressed with the OCA through a series of written submissions and verbal discussions between August and October 2013. The OCA ultimately confirmed that while it would not object to the Company’s conclusion that the recognition of revenue from gross payroll and payroll taxes should be based on the net amounts earned, the OCA does not believe it would be appropriate to recognize revenues based on net amounts earned for health and workers compensation insurance, and accordingly, those amounts should be recorded in the financial statements based on gross receipts. The OCA’s recommendations have been incorporated into the Company’s financial statement presentation and are reflected in the Registration Statement.

Please feel free to contact me with any questions at (415) 693-2199.

Sincerely,

COOLEY LLP

/s/ Andrew S. Williamson

Andrew S. Williamson

cc:	William Porter, TriNet Group, Inc. (w/o enclosures)
Gregory Hammond, TriNet Group, Inc. (w/o enclosures)
Jodie Bourdet, Cooley LLP (w/o enclosures)

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